Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Equity securities gross unrealized loss excluding impairment	¥ 8	$ 1	¥ 0	¥ 165